Long-Term Debt - Schedule of Annual Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 241.3
2015	241.3
2016	1,166.3
2017	2,159.3
2018	1,784.6
2019 and after	3,100.0
Long Term Debt, Gross	8,692.8
Capital Leases	22.2
Revolving Credit Facility	265.0
Unamortized Premium	103.9
Unamortized Discount	(31.9)	(35.1)
Total Indebtedness	$ 9,052.0	$ 6,433.3